Components of Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Expense Benefit [Line Items]
Current	$ 101,902	$ 194,149	$ 203,771
Deferred	66,121	(22,324)	(15,847)
Deferred	64,630	(32,594)	(15,847)
Taxes on income	168,023	171,825	187,924
Domestic	112,615	166,152	170,883
Foreign	55,408	5,673	17,041
Taxes on income	168,023	171,825	187,924
Domestic Tax Authority
Income Tax Expense Benefit [Line Items]
Current	94,340	175,522	175,828
Deferred	18,275	(9,370)	(4,945)
Taxes on income	112,615	166,152	170,883
Taxes on income	112,615	166,152	170,883
U.S.
Income Tax Expense Benefit [Line Items]
Foreign taxes, Current	7,562	18,627	27,943
Foreign taxes, Deferred	47,846	(12,954)	(10,902)
Foreign	$ 55,408	$ 5,673	$ 17,041